Exhibit 99.1

KPMG LLP BNY Mellon Center Suite 3400 500 Grant Street Pittsburgh, PA 15219-2598

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC (together, the “Company”)

Morgan Stanley & Co. LLC

(together, with the Company, the “Specified Parties”)

Re:	MSC 2017-ASHF – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “MSC 2017-ASHF Tape Output 1107.xlsx” (the “Data File”) provided to us on November 7, 2017 containing information on 1 mortgage loan (the “Mortgage Loan”) and 17 related mortgaged properties (the “Mortgaged Properties”) which we were informed are to be included as collateral in the offering of the Morgan Stanley Capital I Trust 2017-ASHF, Commercial Mortgage Pass-Through Certificates, Series 2017-ASHF. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means the payment date in December 2017, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the US member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File, subject to the Instructions. Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loan and related Mortgaged Properties listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan or Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

November 8, 2017

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Name	Provided by the Company
Street Address	Appraisal/ Engineering Report
City	Appraisal/ Engineering Report
State	Appraisal/ Engineering Report
County	Appraisal/ Engineering Report
Zip Code	Appraisal/ Engineering Report
Property Type	Appraisal/ Engineering Report
Property Type Detail	Appraisal/ Engineering Report
Hotel Flag	Franchise Agreement/Management Agreement
Hotel Brand	Franchise Agreement/Management Agreement
Franchise or Brand Management Agreement Initial Maturity	Franchise Agreement/Management Agreement
Franchise or Brand Management Agreement Renewal Options	Franchise Agreement/Management Agreement
Franchise or Brand Management Agreement Fully Extended Maturity	Franchise Agreement/Management Agreement
Year Built	Appraisal/ Engineering Report
Year Renovated	Appraisal/ Engineering Report
Rooms	Underwritten Rent Roll
Total Debt Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Trust Loan Original Date Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Loan Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Loan Purpose	Closing Statement/Loan Agreement
Borrower	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Sponsor	Provided by the Company
Carve-Out Guarantor(s)	Guaranty Agreement
Non-Consolidation Opinion	Loan Agreement/Non-Consolidation Opinion
Independent Director	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
SPE	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Title Type	Proforma Title Policy/Title policy
Monthly P&I Payment	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Interest Accrual Method	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Amortization Type	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
IO Term (mos)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Original Amortization Term	Loan Agreement/Promissory Note/Mortgage/Deed of Trust

A-1

Attribute	Source Document(s)
Origination Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
First Payment Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Payment Due Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Grace Period (Late Fee)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Grace Period (Default)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Interest Accrual Start Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Interest Accrual End Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mortgage Loan LIBOR Assumption	Provided by the Company
Mortgage Loan LIBOR Rounding Methodology	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mortgagee Loan Interest Rate Adjustment Frequency	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mortgage Loan Spread	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mortgage Loan LIBOR Floor	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mortgage Loan LIBOR Cap Strike Rate	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Expiration Date	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)	Provided by the Company
Administrative Fee Rate	Provided by the Company
Original Loan Term (mos)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Maturity Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Extension Options	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Extension Option Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Fully Extended Maturity Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Defeasance Lockout Expiration Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Open Period Begin Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Prepay Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Partial Release (Y/N)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Partial Release Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Future Debt Permitted (Y/N)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust

A-2

Attribute	Source Document(s)
Future Debt Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Appraisal Date	Appraisal/ Engineering Report
Appraisal Value	Appraisal/ Engineering Report
2008 Occupied Room Nights	Company Underwritten Cash Flow Statement
2009 Occupied Room Nights	Company Underwritten Cash Flow Statement
2010 Occupied Room Nights	Company Underwritten Cash Flow Statement
2011 Occupied Room Nights	Company Underwritten Cash Flow Statement
2012 Occupied Room Nights	Company Underwritten Cash Flow Statement
2013 Occupied Room Nights	Company Underwritten Cash Flow Statement
2014 Occupied Room Nights	Company Underwritten Cash Flow Statement
2015 Occupied Room Nights	Company Underwritten Cash Flow Statement
2016 Occupied Room Nights	Company Underwritten Cash Flow Statement
T-12 August 2017 Occupied Room Nights	Company Underwritten Cash Flow Statement
UW Occupied Room Nights	Company Underwritten Cash Flow Statement
2008 Occupancy	Company Underwritten Cash Flow Statement
2009 Occupancy	Company Underwritten Cash Flow Statement
2010 Occupancy	Company Underwritten Cash Flow Statement
2011 Occupancy	Company Underwritten Cash Flow Statement
2012 Occupancy	Company Underwritten Cash Flow Statement
2013 Occupancy	Company Underwritten Cash Flow Statement
2014 Occupancy	Company Underwritten Cash Flow Statement
2015 Occupancy	Company Underwritten Cash Flow Statement
2016 Occupancy	Company Underwritten Cash Flow Statement
T-12 August 2017 Occupancy	Company Underwritten Cash Flow Statement
UW Occupancy	Company Underwritten Cash Flow Statement
2008 Average Daily Rate	Company Underwritten Cash Flow Statement
2009 Average Daily Rate	Company Underwritten Cash Flow Statement
2010 Average Daily Rate	Company Underwritten Cash Flow Statement
2011 Average Daily Rate	Company Underwritten Cash Flow Statement
2012 Average Daily Rate	Company Underwritten Cash Flow Statement
2013 Average Daily Rate	Company Underwritten Cash Flow Statement
2014 Average Daily Rate	Company Underwritten Cash Flow Statement
2015 Average Daily Rate	Company Underwritten Cash Flow Statement
2016 Average Daily Rate	Company Underwritten Cash Flow Statement
T-12 August 2017 Average Daily Rate	Company Underwritten Cash Flow Statement
UW Average Daily Rate	Company Underwritten Cash Flow Statement
2008 RevPAR	Company Underwritten Cash Flow Statement
2009 RevPAR	Company Underwritten Cash Flow Statement
2010 RevPAR	Company Underwritten Cash Flow Statement
2011 RevPAR	Company Underwritten Cash Flow Statement

A-3

Attribute	Source Document(s)
2012 RevPAR	Company Underwritten Cash Flow Statement
2013 RevPAR	Company Underwritten Cash Flow Statement
2014 RevPAR	Company Underwritten Cash Flow Statement
2015 RevPAR	Company Underwritten Cash Flow Statement
2016 RevPAR	Company Underwritten Cash Flow Statement
T-12 August 2017 RevPAR	Company Underwritten Cash Flow Statement
UW RevPAR	Company Underwritten Cash Flow Statement
2013 Occupancy Penetration Index	Industry (STR) Report
2014 Occupancy Penetration Index	Industry (STR) Report
2015 Occupancy Penetration Index	Industry (STR) Report
2016 Occupancy Penetration Index	Industry (STR) Report
T-12 August 2017 Occupancy Penetration Index	Industry (STR) Report
2013 ADR Penetration Index	Industry (STR) Report
2014 ADR Penetration Index	Industry (STR) Report
2015 ADR Penetration Index	Industry (STR) Report
2016 ADR Penetration Index	Industry (STR) Report
T-12 August 2017 ADR Penetration Index	Industry (STR) Report
2013 RevPAR Penetration Index	Industry (STR) Report
2014 RevPAR Penetration Index	Industry (STR) Report
2015 RevPAR Penetration Index	Industry (STR) Report
2016 RevPAR Penetration Index	Industry (STR) Report
T-12 August 2017 RevPAR Penetration Index	Industry (STR) Report
2008 Total Revenue	Company Underwritten Cash Flow Statement
2009 Total Revenue	Company Underwritten Cash Flow Statement
2010 Total Revenue	Company Underwritten Cash Flow Statement
2011 Total Revenue	Company Underwritten Cash Flow Statement
2012 Total Revenue	Company Underwritten Cash Flow Statement
2013 Total Revenue	Company Underwritten Cash Flow Statement
2014 Total Revenue	Company Underwritten Cash Flow Statement
2015 Total Revenue	Company Underwritten Cash Flow Statement
2016 Total Revenue	Company Underwritten Cash Flow Statement
T-12 August 2017 Total Revenue	Company Underwritten Cash Flow Statement
UW Total Revenue	Company Underwritten Cash Flow Statement
2008 Total Expenses	Company Underwritten Cash Flow Statement
2009 Total Expenses	Company Underwritten Cash Flow Statement
2010 Total Expenses	Company Underwritten Cash Flow Statement
2011 Total Expenses	Company Underwritten Cash Flow Statement
2012 Total Expenses	Company Underwritten Cash Flow Statement
2013 Total Expenses	Company Underwritten Cash Flow Statement
2014 Total Expenses	Company Underwritten Cash Flow Statement

A-4

Attribute	Source Document(s)
2015 Total Expenses	Company Underwritten Cash Flow Statement
2016 Total Expenses	Company Underwritten Cash Flow Statement
T-12 August 2017 Total Expenses	Company Underwritten Cash Flow Statement
Underwritten Total Expenses	Company Underwritten Cash Flow Statement
2008 NOI	Company Underwritten Cash Flow Statement
2009 NOI	Company Underwritten Cash Flow Statement
2010 NOI	Company Underwritten Cash Flow Statement
2011 NOI	Company Underwritten Cash Flow Statement
2012 NOI	Company Underwritten Cash Flow Statement
2013 NOI	Company Underwritten Cash Flow Statement
2014 NOI	Company Underwritten Cash Flow Statement
2015 NOI	Company Underwritten Cash Flow Statement
2016 NOI	Company Underwritten Cash Flow Statement
T-12 August 2017 NOI	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
2008 NCF	Company Underwritten Cash Flow Statement
2009 NCF	Company Underwritten Cash Flow Statement
2010 NCF	Company Underwritten Cash Flow Statement
2011 NCF	Company Underwritten Cash Flow Statement
2012 NCF	Company Underwritten Cash Flow Statement
2013 NCF	Company Underwritten Cash Flow Statement
2014 NCF	Company Underwritten Cash Flow Statement
2015 NCF	Company Underwritten Cash Flow Statement
2016 NCF	Company Underwritten Cash Flow Statement
T-12 August 2017 NCF	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Lockbox	Loan Agreement/Cash Management Agreement
Cash Management	Loan Agreement/Cash Management Agreement
Cash Management Springing Condition	Loan Agreement/Cash Management Agreement
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Report
Environmental Phase II Report Date	Environmental Report
Seismic Report Date	Seismic Report
PML %	Seismic Report
Terrorism Insurance	Insurance Certificate
Windstorm Insurance	Insurance Certificate
Earthquake Insurance	Insurance Certificate
Flood Insurance	Insurance Certificate
Ground Lease Expiration Date	Ground Lease
Ground Lessor	Ground Lease

A-5

Attribute	Source Document(s)
Mezzanine Loan Interest Accrual Method	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Loan Origination Date	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Loan LIBOR Assumption	Provided by the Company
Mezzanine Loan LIBOR Rounding Methodology	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Loan Interest Rate Adjustment Frequency	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Loan Spread	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Loan LIBOR Floor	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Mezzanine Loan LIBOR Cap Strike Rate	Mezzanine Loan Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Expiration Date	Mezzanine Loan Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider	Mezzanine Loan Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)	Provided by the Company
Mezzanine Loan Monthly P&I Payment	Mezzanine Loan Agreement/Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Real Estate Tax Escrow – Initial	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Real Estate Tax Escrow – Ongoing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Real Estate Tax Escrow – Springing Condition	Loan Agreement/Reserve Agreement/Mortgage
Insurance Escrow – Initial	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Insurance Escrow – Ongoing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Insurance Escrow – Springing Condition	Loan Agreement/Reserve Agreement/Mortgage
Replacement Reserve Escrow - Initial	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Replacement Reserve Escrow - Ongoing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Replacement Reserve Escrow – Springing Condition	Loan Agreement/Reserve Agreement/Mortgage
Immediate Repairs Escrow - Initial	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrow Required	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrow Description	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrow Initial	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrow - On going	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrow – Springing Condition	Loan Agreement/Reserve Agreement/Mortgage
2008 Available Room Nights	Company Underwritten Cash Flow Statement
2009 Available Room Nights	Company Underwritten Cash Flow Statement
2010 Available Room Nights	Company Underwritten Cash Flow Statement
2011 Available Room Nights	Company Underwritten Cash Flow Statement

A-6

Attribute	Source Document(s)
2012 Available Room Nights	Company Underwritten Cash Flow Statement
2013 Available Room Nights	Company Underwritten Cash Flow Statement
2014 Available Room Nights	Company Underwritten Cash Flow Statement
2015 Available Room Nights	Company Underwritten Cash Flow Statement
2016 Available Room Nights	Company Underwritten Cash Flow Statement
T-12 August 2017 Available Room Nights	Company Underwritten Cash Flow Statement
UW Available Room Nights	Company Underwritten Cash Flow Statement

A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Total Debt Cut-off Date Balance	Equal to the Total Debt Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Total Debt Per Room	Total Debt Original Balance divided by Rooms
Trust Loan Cut-off Date Balance	Equal to the Trust Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Trust Loan Per Room	Trust Loan Original Balance divided by Rooms
Mezzanine Loan Cut-off Date Balance	Equal to the Mezzanine Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mezzanine Loan are made and that there are no prepayments or other unscheduled collections.
Trust Loan Monthly IO Payment	Trust Loan Annual IO Debt Service divided by 12 months
Trust Loan Annual IO Debt Service	Trust Loan Original Balance then multiplied by 365 divided by 360 and finally multiplied by Interest Rate
Trust Loan Annual IO Debt Service at Cap	Trust Loan Original Balance then multiplied by 365 divided by 360 and finally multiplied by the sum of the Mortgage Loan Spread and the Mortgage Loan LIBOR Cap Strike Rate
Total Debt Monthly IO Payment	Total Debt Annual IO Debt Service divided by 12 months
Total Debt Annual IO Debt Service	Total Debt Original Balance then multiplied by 365 divided by 360 and finally multiplied by Interest Rate
Total Debt Annual IO Debt Service at Cap	Total Debt Original Balance then multiplied by 365 divided by 360 and finally multiplied by the sum of the Mortgage Loan Spread and the Mortgage Loan LIBOR Cap Strike Rate
Annual P&I Debt Service	Monthly P&I Payment multiplied by 12 months
Trust Loan Interest Rate	Mortgage Loan LIBOR Assumption, subject to the Mortgage Loan LIBOR Rounding Methodology, the Mortgage Loan LIBOR Cap Strike Rate, and the Mortgage Loan LIBOR Floor, plus the Mortgage Loan Spread
Net Interest Rate	Trust Loan Interest Rate minus Administrative Fee
Remaining Loan Term (mos)	Original Loan Term (mos) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Total Debt Balloon Balance	Equal to the Total Debt Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Trust Loan Balloon Balance	Equal to the Trust Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

B-1

Attribute	Calculation Methodology
Mezzanine Loan Balloon Balance	Equal to the Mezzanine Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Appraisal Value Per Room	Appraisal Value divided by Rooms
Cut-off Date Trust LTV	Trust Loan Cut-off Date Balance divided by the Appraisal Value
Maturity Date Trust LTV	Trust Loan Balloon Balance divided by the Appraisal Value
Cut-off Date Total Debt LTV	Total Debt Cut-off Date Balance divided by the Appraisal Value
Maturity Date Total Debt LTV	Total Debt Balloon Balance divided by the Appraisal Value
2013 Occupancy Penetration Index (Loan Level)	The product of each 2013 Occupancy Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
2014 Occupancy Penetration Index (Loan Level)	The product of each 2014 Occupancy Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms divided by the total Rooms
2015 Occupancy Penetration Index (Loan Level)	The product of each 2015 Occupancy Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
2016 Occupancy Penetration Index (Loan Level)	The product of each 2016 Occupancy Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
T-12 August 2017 Occupancy Penetration Index (Loan Level)	The product of each T-12 August 2017 Occupancy Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
2013 ADR Penetration Index (Loan Level)	The product of each 2013 ADR Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
2014 ADR Penetration Index (Loan Level)	The product of each 2014 ADR Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
2015 ADR Penetration Index (Loan Level)	The product of each 2015 ADR Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
2016 ADR Penetration Index	The product of each 2016 ADR Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
T-12 August 2017 ADR Penetration Index (Loan Level)	The product of each T-12 August 2017 ADR Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
2013 RevPAR Penetration Index (Loan Level)	The product of each 2013 RevPAR Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
2014 RevPAR Penetration Index (Loan Level)	The product of each 2014 RevPAR Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
2015 RevPAR Penetration Index (Loan Level)	The product of each 2015 RevPAR Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
2016 RevPAR Penetration Index (Loan Level)	The product of each 2016 RevPAR Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms

B-2

Attribute	Calculation Methodology
T-12 August 2017 RevPAR Penetration Index (Loan Level)	The product of each T-12 August 2017 RevPAR Penetration Index (Property Level) and the Rooms (Property Level) divided by the total Rooms
Underwritten Trust Loan IO NOI DSCR	Underwritten NOI divided by Trust Loan Annual IO Debt Service
Underwritten Total Debt IO NOI DSCR	Underwritten NOI divided by Total Debt Annual IO Debt Service
Underwritten Trust Loan IO NOI DSCR at Cap	Underwritten NOI divided by Trust Loan Annual IO Debt Service at Cap
Underwritten Total Debt IO NOI DSCR at Cap	Underwritten NOI divided by Total Debt Annual IO Debt Service at Cap
Underwritten Trust Loan NOI Debt Yield	Underwritten NOI divided by Trust Loan Original Balance
Underwritten Total Debt NOI Debt Yield	Underwritten NOI divided by Total Debt Original Balance
Underwritten Trust Loan IO NCF DSCR	Underwritten NCF divided by Trust Loan Annual IO Debt Service
Underwritten Total Debt IO NCF DSCR	Underwritten NCF divided by Total Debt Annual IO Debt Service
Underwritten Trust Loan IO NCF DSCR at Cap	Underwritten NCF divided by Trust Loan Annual IO Debt Service at Cap
Underwritten Total Debt IO NCF DSCR at Cap	Underwritten NCF divided by Total Debt Annual IO Debt Service at Cap
Underwritten Trust Loan NCF Debt Yield	Underwritten NCF divided by Trust Loan Original Balance
Underwritten Total Debt NCF Debt Yield	Underwritten NCF divided by Total Debt Original Balance
Mezzanine Loan Interest Rate	Mezzanine Loan LIBOR Assumption, subject to the Mezzanine Loan LIBOR Rounding Methodology, the Mezzanine Loan LIBOR Cap Strike Rate and the Mezzanine Loan LIBOR Floor, plus the Mezzanine Loan Spread
Mezzanine Loan Monthly IO Payment	Mezzanine Loan Annual IO Payment divided by 12 months
Mezzanine Loan Annual IO Payment	Mezzanine Loan Original Balance then multiplied by 365 divided by 360 and finally multiplied by Mezzanine Loan Interest Rate
Mezzanine Loan Annual P&I Payment	Mezzanine Loan Monthly P&I Payment multiplied by 12 months

B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company,” we were instructed by the Company to assume the attribute is accurate and therefore did not perform any procedure.

C-1